Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets by Region
Revenue	€ 31,207	€ 29,520	€ 26,953
EMEA
Non-Current Assets by Region
Revenue	14,004	12,909	12,458
Americas
Non-Current Assets by Region
Revenue	12,762	12,227	10,292
APJ
Non-Current Assets by Region
Revenue	4,441	4,384	4,204
Constant currency
Non-Current Assets by Region
Revenue	31,207	29,520
Actual Currency
Non-Current Assets by Region
Revenue	31,207	29,520	26,953
Applications, Technology & Services
Non-Current Assets by Region
Depreciation and amortization expense	€ 639	€ 491
Maximum | Applications, Technology & Services
Non-Current Assets by Region
Decrease of depreciation and amortisation expense percentage	23.00%
Minimum | Applications, Technology & Services
Non-Current Assets by Region
Decrease of depreciation and amortisation expense percentage		22.00%
Operating segments | Constant currency
Non-Current Assets by Region
Revenue	€ 30,853	€ 26,961
Operating segments | Constant currency | EMEA
Non-Current Assets by Region
Revenue	13,736	12,382
Operating segments | Constant currency | Americas
Non-Current Assets by Region
Revenue	12,493	10,386
Operating segments | Constant currency | APJ
Non-Current Assets by Region
Revenue	4,624	4,193
Operating segments | Actual Currency
Non-Current Assets by Region
Revenue	30,057	28,496	26,170
Operating segments | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	13,645	12,610	12,267
Operating segments | Actual Currency | Americas
Non-Current Assets by Region
Revenue	12,091	11,606	9,826
Operating segments | Actual Currency | APJ
Non-Current Assets by Region
Revenue	4,320	4,280	4,077
Operating segments | Applications, Technology & Services | Constant currency
Non-Current Assets by Region
Revenue	30,853	26,961
Operating segments | Applications, Technology & Services | Constant currency | EMEA
Non-Current Assets by Region
Revenue	13,736	12,382
Operating segments | Applications, Technology & Services | Constant currency | Americas
Non-Current Assets by Region
Revenue	12,493	10,386
Operating segments | Applications, Technology & Services | Constant currency | APJ
Non-Current Assets by Region
Revenue	4,624	4,193
Operating segments | Applications, Technology & Services | Actual Currency
Non-Current Assets by Region
Revenue	30,057	28,496	26,170
Operating segments | Applications, Technology & Services | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	13,645	12,610	12,267
Operating segments | Applications, Technology & Services | Actual Currency | Americas
Non-Current Assets by Region
Revenue	12,091	11,606	9,826
Operating segments | Applications, Technology & Services | Actual Currency | APJ
Non-Current Assets by Region
Revenue	€ 4,320	€ 4,280	€ 4,077